BETTER 10K - REVENUE AND SALES-TYPE LEASES - Cash Offer Program Revenue and Expenses (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue [Abstract]
Cash offer program revenue	$ 304	$ 205,773	$ 216,408	$ 30,636
Cash offer program expenses	$ 278	$ 207,027	$ 217,609	$ 30,780